Derivative instruments (Fair Value of Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Total derivative assets, fair value	$ 213	$ 438
Liabilities
Total derivative liabilities, fair value	261	42
Derivatives designated as hedging instruments [Member]
Assets
Total derivative assets, fair value	213	434
Liabilities
Total derivative liabilities, fair value	260	38
Derivatives designated as hedging instruments [Member] | Cross-currency swap contracts [Member] | Other current assets/Other noncurrent assets [Member]
Assets
Total derivative assets, fair value	0	32
Derivatives designated as hedging instruments [Member] | Cross-currency swap contracts [Member] | Accrued liabilities/Other noncurrent liabilities [Member]
Liabilities
Total derivative liabilities, fair value	250	12
Derivatives designated as hedging instruments [Member] | Foreign currency contracts [Member] | Other current assets/Other noncurrent assets [Member]
Assets
Total derivative assets, fair value	142	356
Derivatives designated as hedging instruments [Member] | Foreign currency contracts [Member] | Accrued liabilities/Other noncurrent liabilities [Member]
Liabilities
Total derivative liabilities, fair value	7	0
Derivatives designated as hedging instruments [Member] | Interest rate swap contracts [Member] | Other current assets/Other noncurrent assets [Member]
Assets
Total derivative assets, fair value	71	46
Derivatives designated as hedging instruments [Member] | Interest rate swap contracts [Member] | Accrued liabilities/Other noncurrent liabilities [Member]
Liabilities
Total derivative liabilities, fair value	3	26
Derivatives not designated as hedging instruments [Member]
Assets
Total derivative assets, fair value	0	4
Liabilities
Total derivative liabilities, fair value	1	4
Derivatives not designated as hedging instruments [Member] | Foreign currency contracts [Member] | Other current assets [Member]
Assets
Total derivative assets, fair value	0	4
Derivatives not designated as hedging instruments [Member] | Foreign currency contracts [Member] | Accrued liabilities [Member]
Liabilities
Total derivative liabilities, fair value	$ 1	$ 4